GOLDMAN SACHS ETF TRUST

Goldman Sachs Access Emerging Markets Local Currency Bond ETF

Goldman Sachs Access Investment Grade Corporate 10+ Year Bond ETF

Goldman Sachs Access U.S. Treasury Bond ETF

(the “Funds”)

Supplement to the current

Prospectus and Statement of Additional Information (“SAI”)

The above-listed Funds are not yet in operation and thus are not currently offered by the Goldman Sachs ETF Trust.

This Supplement should be retained with your Prospectus and SAI for future reference.

ACFIETFOPSSTK 06-24